Short-term investments - Summary of Short-term Investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Short-term Investments [line items]
Short-term, Listed securities	R$ 645,826	R$ 1,645,952
Short-term, Unlisted securities	1,347,211	6,482,106
Long-term, Listed securities	1,215,791	0
Long-term, Unlisted securities	22,685	0
Investments	3,231,513	8,128,058
Bonds
Disclosure of Short-term Investments [line items]
Short-term, Listed securities	645,826	675,599
Short-term, Unlisted securities	1,336,344	6,464,154
Long-term, Listed securities	0	0
Long-term, Unlisted securities	0	0
Investments	1,982,170	7,139,753
Equity securities
Disclosure of Short-term Investments [line items]
Short-term, Listed securities	0	970,353
Short-term, Unlisted securities	0	7,816
Long-term, Listed securities	1,215,791	0
Long-term, Unlisted securities	22,685	0
Investments	1,238,476	978,169
Investment funds
Disclosure of Short-term Investments [line items]
Short-term, Listed securities	0	0
Short-term, Unlisted securities	10,867	10,136
Long-term, Listed securities	0	0
Long-term, Unlisted securities	0	0
Investments	R$ 10,867	R$ 10,136